Compensation of Key Management Personnel	12 Months Ended
Dec. 31, 2022
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Compensation of Key Management Personnel	Compensation of Key Management Personnel
The remuneration of the Company’s key management personnel(1) was as follows:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
KEY MANAGEMENT PERSONNEL REMUNERATION
Short-term benefits(2)	2.5	2.5
Share-based payments	0.2	1.4
Termination benefits(3)	3.7	—
Total key management personnel remuneration	6.4	3.9
1.Key management personnel, comprising the Company's directors and executive officers, are those persons having authority and responsibility for planning, directing, and controlling the activities of the Company.
2. Short-term benefits include salaries, bonuses payable within twelve months of the statement of financial position date and other annual employee benefits.
3.     The Company made payments of $3.7 million and recovered $1.6 million in share-based expenses for a net charge of $2.1 million for severance and other termination benefits related to changes at the executive leadership level of the organization.